Distribution Date:	09/17/21	UBS Commercial Mortgage Trust 2017-C7
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2017-C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas, | New York, NY 10019
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	8-12		Andy Lindenman	(913) 317-4372
Mortgage Loan Detail (Part 1)	13-14		11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Mortgage Loan Detail (Part 2)	15-17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	18
			Don Simon	(203) 660-6100
Historical Detail	19		375 North French Road,Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	23
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	25		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	90276WAN7	2.379000%	33,907,000.00	6,001,660.38	678,701.76	11,898.29	0.00	0.00	690,600.05	5,322,958.62	30.99%	30.00%
A-2	90276WAP2	3.441000%	49,837,000.00	49,837,000.00	0.00	142,907.60	0.00	0.00	142,907.60	49,837,000.00	30.99%	30.00%
A-SB	90276WAQ0	3.586000%	47,439,000.00	47,439,000.00	0.00	141,763.55	0.00	0.00	141,763.55	47,439,000.00	30.99%	30.00%
A-3	90276WAR8	3.418000%	177,000,000.00	177,000,000.00	0.00	504,155.00	0.00	0.00	504,155.00	177,000,000.00	30.99%	30.00%
A-4	90276WAS6	3.679000%	315,490,000.00	315,490,000.00	0.00	967,239.76	0.00	0.00	967,239.76	315,490,000.00	30.99%	30.00%
A-S	90276WAV9	4.061000%	98,005,000.00	98,005,000.00	0.00	331,665.25	0.00	0.00	331,665.25	98,005,000.00	19.63%	19.00%
B	90276WAW7	4.292000%	36,753,000.00	36,753,000.00	0.00	131,453.23	0.00	0.00	131,453.23	36,753,000.00	15.37%	14.88%
C	90276WAX5	4.733417%	35,638,000.00	35,638,000.00	0.00	140,574.60	0.00	0.00	140,574.60	35,638,000.00	11.24%	10.88%
D-RR	90276WAA5	4.733417%	21,160,000.00	21,160,000.00	0.00	83,465.92	0.00	0.00	83,465.92	21,160,000.00	8.78%	8.50%
E-RR	90276WAC1	4.733417%	17,820,000.00	17,820,000.00	0.00	70,291.24	0.00	0.00	70,291.24	17,820,000.00	6.72%	6.50%
F-RR	90276WAE7	4.733417%	17,819,000.00	17,819,000.00	0.00	70,287.30	0.00	0.00	70,287.30	17,819,000.00	4.65%	4.50%
G-RR	90276WAG2	4.733417%	8,909,000.00	8,909,000.00	0.00	35,141.68	0.00	0.00	35,141.68	8,909,000.00	3.62%	3.50%
NR-RR	90276WAJ6	4.733417%	31,184,565.00	31,184,565.00	0.00	122,436.01	0.00	0.00	122,436.01	31,184,565.00	0.00%	0.00%
R	90276WAL1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			890,961,565.00	863,056,225.38	678,701.76	2,753,279.43	0.00	0.00	3,431,981.19	862,377,523.62

Notional Certificates
X-A	90276WAT4	1.172369%	623,673,000.00	595,767,660.38	0.00	582,049.84	0.00	0.00	582,049.84	595,088,958.62
X-B	90276WAU1	0.481958%	170,396,000.00	170,396,000.00	0.00	68,436.37	0.00	0.00	68,436.37	170,396,000.00
Notional SubTotal			794,069,000.00	766,163,660.38	0.00	650,486.21	0.00	0.00	650,486.21	765,484,958.62

Deal Distribution Total					678,701.76	3,403,765.64	0.00	0.00	4,082,467.40

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276WAN7	177.00357979	20.01656767	0.35090955	0.00000000	0.00000000	0.00000000	0.00000000	20.36747722	156.98701212
A-2	90276WAP2	1,000.00000000	0.00000000	2.86750005	0.00000000	0.00000000	0.00000000	0.00000000	2.86750005	1,000.00000000
A-SB	90276WAQ0	1,000.00000000	0.00000000	2.98833344	0.00000000	0.00000000	0.00000000	0.00000000	2.98833344	1,000.00000000
A-3	90276WAR8	1,000.00000000	0.00000000	2.84833333	0.00000000	0.00000000	0.00000000	0.00000000	2.84833333	1,000.00000000
A-4	90276WAS6	1,000.00000000	0.00000000	3.06583334	0.00000000	0.00000000	0.00000000	0.00000000	3.06583334	1,000.00000000
A-S	90276WAV9	1,000.00000000	0.00000000	3.38416662	0.00000000	0.00000000	0.00000000	0.00000000	3.38416662	1,000.00000000
B	90276WAW7	1,000.00000000	0.00000000	3.57666667	0.00000000	0.00000000	0.00000000	0.00000000	3.57666667	1,000.00000000
C	90276WAX5	1,000.00000000	0.00000000	3.94451428	0.00000000	0.00000000	0.00000000	0.00000000	3.94451428	1,000.00000000
D-RR	90276WAA5	1,000.00000000	0.00000000	3.94451418	0.00000000	0.00000000	0.00000000	0.00000000	3.94451418	1,000.00000000
E-RR	90276WAC1	1,000.00000000	0.00000000	3.94451403	0.00000000	0.00000000	0.00000000	0.00000000	3.94451403	1,000.00000000
F-RR	90276WAE7	1,000.00000000	0.00000000	3.94451428	0.00000000	0.00000000	0.00000000	0.00000000	3.94451428	1,000.00000000
G-RR	90276WAG2	1,000.00000000	0.00000000	3.94451454	0.00000000	0.00000000	0.00000000	0.00000000	3.94451454	1,000.00000000
NR-RR	90276WAJ6	1,000.00000000	0.00000000	3.92617341	0.01834080	2.00231589	0.00000000	0.00000000	3.92617341	1,000.00000000
R	90276WAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276WAT4	955.25645712	0.00000000	0.93326124	0.00000000	0.00000000	0.00000000	0.00000000	0.93326124	954.16822376
X-B	90276WAU1	1,000.00000000	0.00000000	0.40163132	0.00000000	0.00000000	0.00000000	0.00000000	0.40163132	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	11,898.29	0.00	11,898.29	0.00	0.00	0.00	11,898.29	0.00
A-2	08/01/21 - 08/30/21	30	0.00	142,907.60	0.00	142,907.60	0.00	0.00	0.00	142,907.60	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	141,763.55	0.00	141,763.55	0.00	0.00	0.00	141,763.55	0.00
A-3	08/01/21 - 08/30/21	30	0.00	504,155.00	0.00	504,155.00	0.00	0.00	0.00	504,155.00	0.00
A-4	08/01/21 - 08/30/21	30	0.00	967,239.76	0.00	967,239.76	0.00	0.00	0.00	967,239.76	0.00
X-A	08/01/21 - 08/30/21	30	0.00	582,049.84	0.00	582,049.84	0.00	0.00	0.00	582,049.84	0.00
X-B	08/01/21 - 08/30/21	30	0.00	68,436.37	0.00	68,436.37	0.00	0.00	0.00	68,436.37	0.00
A-S	08/01/21 - 08/30/21	30	0.00	331,665.25	0.00	331,665.25	0.00	0.00	0.00	331,665.25	0.00
B	08/01/21 - 08/30/21	30	0.00	131,453.23	0.00	131,453.23	0.00	0.00	0.00	131,453.23	0.00
C	08/01/21 - 08/30/21	30	0.00	140,574.60	0.00	140,574.60	0.00	0.00	0.00	140,574.60	0.00
D-RR	08/01/21 - 08/30/21	30	0.00	83,465.92	0.00	83,465.92	0.00	0.00	0.00	83,465.92	0.00
E-RR	08/01/21 - 08/30/21	30	0.00	70,291.24	0.00	70,291.24	0.00	0.00	0.00	70,291.24	0.00
F-RR	08/01/21 - 08/30/21	30	0.00	70,287.30	0.00	70,287.30	0.00	0.00	0.00	70,287.30	0.00
G-RR	08/01/21 - 08/30/21	30	0.00	35,141.68	0.00	35,141.68	0.00	0.00	0.00	35,141.68	0.00
NR-RR	08/01/21 - 08/30/21	30	61,626.32	123,007.96	0.00	123,007.96	571.95	0.00	0.00	122,436.01	62,441.35
Totals			61,626.32	3,404,337.59	0.00	3,404,337.59	571.95	0.00	0.00	3,403,765.64	62,441.35

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

Additional Information
Total Available Distribution Amount (1)	4,082,467.40
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,417,617.78	Master Servicing Fee	5,900.34
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,343.36
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	371.59
ARD Interest	0.00	Operating Advisor Fee	1,114.78
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	260.12
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,417,617.78	Total Fees	13,280.19

Principal		Expenses/Reimbursements
Scheduled Principal	678,701.76	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	571.95
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	678,701.76	Total Expenses/Reimbursements	571.95

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,403,765.64
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	678,701.76
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,082,467.40
Total Funds Collected	4,096,319.54	Total Funds Distributed	4,096,319.54

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	863,056,225.86	863,056,225.86	Beginning Certificate Balance	863,056,225.38
(-) Scheduled Principal Collections	678,701.76	678,701.76	(-) Principal Distributions	678,701.76
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	862,377,524.10	862,377,524.10	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	863,143,873.42	863,143,873.42	Ending Certificate Balance	862,377,523.62
Ending Actual Collateral Balance	862,465,171.66	862,465,171.66

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.48)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.48)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.73
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	12	43,050,309.40	4.99%	70	4.7065	2.627304	1.40 or less	19	304,309,445.47	35.29%	66	4.8320	0.965147
5,000,001 to 10,000,000	14	104,847,319.00	12.16%	70	4.8924	1.664587	1.41 to 1.50	4	53,154,519.69	6.16%	76	5.0080	1.434195
10,000,001 to 15,000,000	9	101,980,501.88	11.83%	69	4.7182	1.644907	1.51 to 1.60	2	18,635,725.26	2.16%	74	4.7808	1.539398
15,000,001 to 20,000,000	7	129,424,211.83	15.01%	72	4.1665	2.248225	1.61 to 1.70	5	51,959,364.19	6.03%	63	4.8046	1.658443
20,000,001 to 25,000,000	6	139,643,379.71	16.19%	75	4.3778	2.593076	1.71 to 1.80	2	11,367,919.57	1.32%	76	4.8685	1.724469
25,000,001 to 30,000,000	4	103,826,048.62	12.04%	61	4.7061	1.593679	1.81 to 1.90	3	74,497,030.64	8.64%	75	4.8279	1.881654
30,000,001 to 35,000,000	2	66,303,869.04	7.69%	74	4.6140	0.607874	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
35,000,001 to 40,000,000	3	114,445,751.30	13.27%	94	4.7185	1.838524	2.01 to 2.25	4	54,445,624.75	6.31%	73	4.0592	2.219719
40,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	8	142,446,394.77	16.52%	75	4.0928	2.364188
45,000,001 or Greater	1	58,856,133.32	6.82%	75	4.8200	1.890400	2.51 or greater	11	151,561,499.76	17.57%	89	4.4285	3.521366
Totals	58	862,377,524.10	100.00%	74	4.5984	1.896972	Totals	58	862,377,524.10	100.00%	74	4.5984	1.896972
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	8,341,041.98	0.97%	75	5.4120	1.426000	Virginia	1	4,934,458.38	0.57%	75	4.4620	1.649100
Arizona	3	7,381,330.76	0.86%	73	4.1662	1.311287	Washington	4	52,540,722.44	6.09%	74	4.3790	2.258691
California	4	50,517,499.76	5.86%	75	4.1769	2.314899	Totals	105	862,377,524.10	100.00%	74	4.5984	1.896972
Colorado	2	8,200,000.00	0.95%	75	4.5400	1.523176
									Property Type³
Florida	11	83,353,781.28	9.67%	75	4.7993	1.769724
Georgia	7	26,245,927.78	3.04%	50	4.7146	1.314963		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Idaho	1	7,676,643.62	0.89%	75	4.8400	1.668600		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	2	7,147,303.94	0.83%	73	4.3426	0.797716	Industrial	6	84,692,968.19	9.82%	76	4.8122	1.676431
Indiana	7	70,217,059.74	8.14%	74	4.7866	0.895012	Lodging	16	102,889,724.39	11.93%	69	5.0674	1.085202
Iowa	1	2,693,000.00	0.31%	75	4.9400	2.765600	Mixed Use	6	141,298,497.42	16.38%	73	4.0961	2.246654
Kansas	1	10,020,787.38	1.16%	76	5.0450	1.056800	Multi-Family	18	133,393,932.80	15.47%	63	4.7773	1.553625
Kentucky	1	6,982,857.14	0.81%	76	4.1910	2.222400	Office	34	208,939,153.11	24.23%	84	4.4921	1.754781
Maryland	2	5,618,495.77	0.65%	74	4.4800	0.912300	Retail	22	178,663,247.96	20.72%	71	4.6191	1.648166
Michigan	6	26,269,758.19	3.05%	66	5.1245	1.033096	Self Storage	3	12,500,000.00	1.45%	75	4.5400	1.803854
Nevada	3	37,197,142.86	4.31%	75	4.2240	2.425551	Totals	105	862,377,524.10	100.00%	74	4.5984	1.896972
New Hampshire	1	3,696,000.00	0.43%	75	4.9400	2.765600
New Jersey	1	12,693,004.19	1.47%	75	4.6830	1.847500
New York	12	183,784,944.94	21.31%	66	4.3505	1.818222
North Carolina	8	88,069,240.71	10.21%	93	5.0166	2.202542
Ohio	5	48,933,045.72	5.67%	75	4.7181	1.620237
Oklahoma	1	3,817,142.86	0.44%	76	4.1910	2.222400
Oregon	1	21,550,131.11	2.50%	74	4.6200	1.402900
Rhode Island	1	6,067,339.41	0.70%	75	4.8600	1.302200
South Carolina	1	4,531,428.57	0.53%	76	4.1910	2.222400
Texas	17	73,897,435.34	8.57%	74	4.5640	0.906177

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.5000% or less	20	306,993,176.59	35.60%	74	4.0636	2.730345	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	24	360,991,084.60	41.86%	70	4.7345	1.431089	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	11	178,371,069.92	20.68%	84	5.1489	1.476894	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	3	16,022,192.99	1.86%	26	5.6498	1.102397	37 months to 48 months	55	807,088,430.59	93.59%	74	4.6459	1.843994
	Totals	58	862,377,524.10	100.00%	74	4.5984	1.896972	49 months or greater	3	55,289,093.51	6.41%	69	3.9056	2.670319
								Totals	58	862,377,524.10	100.00%	74	4.5984	1.896972
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	119 months or less	57	824,977,524.10	95.66%	71	4.5667	1.851871	Interest Only	20	302,184,000.00	35.04%	67	4.1425	2.667760
	120 months or greater	1	37,400,000.00	4.34%	136	5.2980	2.891800	299 months or less	7	54,207,912.12	6.29%	65	4.9661	1.451448
	Totals	58	862,377,524.10	100.00%	74	4.5984	1.896972	300 months to 350 months	31	505,985,611.98	58.67%	78	4.8313	1.484373
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	58	862,377,524.10	100.00%	74	4.5984	1.896972
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		11	140,167,920.19	16.25%	74	4.2712	3.016275				None
	12 months or less	44	705,119,810.52	81.76%	73	4.6521	1.690387
	13 months to 24 months	1	10,444,168.64	1.21%	75	4.8818	0.840700
	25 months or greater	2	6,645,624.75	0.77%	75	5.3607	1.868088
	Totals	58	862,377,524.10	100.00%	74	4.5984	1.896972
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	333100067	OF	New York	NY	Actual/360	4.09625%	88,169.38	0.00	0.00	N/A	12/06/27	--	25,000,000.00	25,000,000.00	09/06/21
1A	333100068				Actual/360	4.09625%	88,169.38	0.00	0.00	N/A	12/06/27	--	25,000,000.00	25,000,000.00	09/06/21
1B	333100069				Actual/360	4.09625%	10,580.33	0.00	0.00	N/A	12/06/27	--	3,000,000.00	3,000,000.00	09/06/21
1C	333100070				Actual/360	4.09625%	10,580.33	0.00	0.00	N/A	12/06/27	--	3,000,000.00	3,000,000.00	09/06/21
1D	333100071				Actual/360	4.09625%	10,580.33	0.00	0.00	N/A	12/06/27	--	3,000,000.00	3,000,000.00	09/06/21
1E	333100072				Actual/360	4.09625%	11,356.22	0.00	0.00	N/A	12/06/27	--	3,220,000.00	3,220,000.00	09/06/21
2A	303161195				Actual/360	4.19125%	43,307.00	0.00	0.00	N/A	01/01/28	--	12,000,000.00	12,000,000.00	09/01/21
2B	309520002				Actual/360	4.19125%	72,178.33	0.00	0.00	N/A	01/01/28	--	20,000,000.00	20,000,000.00	09/01/21
2C	309520102				Actual/360	4.19125%	28,871.33	0.00	0.00	N/A	01/01/28	--	8,000,000.00	8,000,000.00	09/01/21
2	303161194	RT	Various	Various	Actual/360	4.19125%	72,178.33	0.00	0.00	N/A	01/01/28	--	20,000,000.00	20,000,000.00	09/01/21
3	303161189	MF	Various	FL	Actual/360	4.82025%	244,569.24	68,326.34	0.00	N/A	12/01/27	--	58,924,459.66	58,856,133.32	09/01/21
4	28001154	OF	Various	Various	Actual/360	4.61025%	130,312.64	49,322.12	0.00	N/A	10/06/27	--	32,826,639.51	32,777,317.39	09/06/21
4A	28101154				Actual/360	4.61025%	74,464.37	28,184.06	0.00	N/A	10/06/27	--	18,758,079.94	18,729,895.88	09/06/21
5A	407004774				Actual/360	5.02125%	110,481.22	34,807.34	0.00	N/A	01/06/28	--	25,552,831.65	25,518,024.31	09/06/21
5	407004770	IN	Rochester	NY	Actual/360	5.02125%	110,481.22	34,807.34	0.00	N/A	01/06/28	--	25,552,831.65	25,518,024.31	09/06/21
6	309520006	LO	Various	Various	Actual/360	5.07025%	172,886.15	54,054.48	0.00	N/A	11/01/27	--	39,599,805.78	39,545,751.30	09/01/21
7	309101113	Various Various		Various	Actual/360	3.77025%	121,739.58	0.00	0.00	N/A	10/01/27	--	37,500,000.00	37,500,000.00	09/01/21
8	304101818	MU	New York	NY	Actual/360	3.43025%	55,232.53	0.00	0.00	N/A	06/09/27	--	18,700,000.00	18,700,000.00	09/09/21
8A	310941511				Actual/360	3.43025%	55,232.53	0.00	0.00	N/A	06/09/27	--	18,700,000.00	18,700,000.00	09/09/21
9	309520009	OF	Charlotte	NC	Actual/360	5.29825%	170,625.03	0.00	0.00	N/A	01/06/33	--	37,400,000.00	37,400,000.00	09/06/21
10	28001178	MF	Indianapolis	IN	Actual/360	4.61825%	133,495.99	43,737.64	0.00	N/A	11/06/27	--	33,570,289.29	33,526,551.65	09/06/21
11	303161187	MU	Burbank	CA	Actual/360	4.06025%	95,758.48	0.00	0.00	N/A	12/01/27	--	27,390,000.00	27,390,000.00	09/01/21
12	407004755	MF	Brooklyn	NY	Actual/360	4.77025%	104,330.50	0.00	0.00	N/A	11/06/22	--	25,400,000.00	25,400,000.00	09/06/21
13	407004757	RT	Aurora	OH	Actual/360	4.91625%	99,909.40	33,015.52	0.00	N/A	12/06/27	--	23,601,264.12	23,568,248.60	09/06/21
14	309520014	MU	Bothell	WA	Actual/360	4.33025%	88,461.30	0.00	0.00	N/A	12/01/27	--	23,725,000.00	23,725,000.00	09/01/21
15	303161184	MU	Eugene	OR	Actual/360	4.62025%	85,838.26	26,307.39	0.00	N/A	11/01/27	--	21,576,438.50	21,550,131.11	09/01/21
16	309520016	MU	Las Vegas	NV	Actual/360	4.25025%	76,122.22	0.00	0.00	N/A	12/06/27	--	20,800,000.00	20,800,000.00	09/06/21
17	28001055	RT	Greensboro	NC	Actual/360	4.90025%	75,577.43	22,607.01	0.00	N/A	06/06/27	--	17,911,700.52	17,889,093.51	09/06/21
18	309520018	RT	Covington	WA	Actual/360	4.50025%	59,787.52	23,815.56	0.00	N/A	09/01/27	--	15,429,038.00	15,405,222.44	09/01/21
19	309520019	OF	Woodbridge	NJ	Actual/360	4.68325%	51,260.67	18,617.56	0.00	N/A	12/06/27	--	12,711,621.75	12,693,004.19	09/06/21
20	28001155	RT	Canton	OH	Actual/360	4.68125%	51,006.06	16,268.48	0.00	N/A	11/06/27	--	12,653,886.76	12,637,618.28	09/06/21
21	309520021	RT	Carmel	IN	Actual/360	4.66025%	46,513.02	24,671.06	0.00	N/A	01/01/28	--	11,591,228.14	11,566,557.08	09/01/21
22	28001186	IN	Seattle	WA	Actual/360	4.39225%	45,384.00	0.00	0.00	N/A	12/06/27	--	12,000,000.00	12,000,000.00	09/06/21
23	309520023	MU	Fort Worth	TX	Actual/360	4.65725%	41,905.10	15,379.83	0.00	N/A	12/06/27	--	10,448,746.14	10,433,366.31	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
24	309520024	RT	Corpus Christi	TX	Actual/360	4.88225%	43,964.99	14,293.33	0.00	N/A	12/06/27	--	10,458,461.97	10,444,168.64	09/06/21
25	303161190	LO	Wichita	KS	Actual/360	5.04525%	43,592.46	13,602.51	0.00	N/A	01/01/28	--	10,034,389.89	10,020,787.38	09/01/21
26	309520026	RT	Kennesaw	GA	Actual/360	5.45225%	47,820.70	0.00	0.00	N/A	12/06/22	--	10,185,000.00	10,185,000.00	09/06/21
27	28001189	LO	Charlotte	NC	Actual/360	5.64625%	45,162.00	17,121.70	0.00	N/A	12/06/22	--	9,289,088.42	9,271,966.72	09/06/21
28	303161185	LO	Lake City	FL	Actual/360	4.67525%	35,114.73	18,637.41	0.00	N/A	12/01/27	--	8,722,651.51	8,704,014.10	09/01/21
29	309520029	LO	Fayetteville	NC	Actual/360	4.95025%	35,265.71	17,085.55	0.00	N/A	11/01/27	--	8,273,480.32	8,256,394.77	09/01/21
30	309520030	LO	Gulf Shores	AL	Actual/360	5.41225%	38,921.25	10,559.40	0.00	N/A	12/06/27	--	8,351,601.38	8,341,041.98	09/06/21
31	28001191	LO	Meridian	ID	Actual/360	4.84025%	32,040.05	10,917.45	0.00	N/A	12/06/27	--	7,687,561.07	7,676,643.62	09/06/21
32	28001175	MF	Troy	NY	Actual/360	5.05025%	33,668.58	13,478.85	0.00	N/A	11/06/27	--	7,742,375.17	7,728,896.32	09/06/21
33	309311122	RT	Murrieta	CA	Actual/360	4.57725%	31,530.44	0.00	0.00	N/A	11/01/27	--	8,000,000.00	8,000,000.00	09/01/21
34	407004764	IN	Sarasota	FL	Actual/360	5.04025%	32,454.81	10,147.43	0.00	N/A	01/06/28	--	7,478,067.00	7,467,919.57	09/06/21
35	303161188	LO	Blythe	CA	Actual/360	4.61025%	29,131.41	10,901.48	0.00	N/A	12/01/27	--	7,338,401.24	7,327,499.76	09/01/21
36	309520036	RT	Tiverton	RI	Actual/360	4.86025%	25,427.78	8,594.62	0.00	N/A	12/06/27	--	6,075,934.03	6,067,339.41	09/06/21
37	407004763	IN	Various	Various	Actual/360	4.94025%	27,178.10	0.00	0.00	N/A	12/06/27	--	6,389,000.00	6,389,000.00	09/06/21
38	309520038	OF	Plano	TX	Actual/360	4.99125%	25,811.81	7,705.17	0.00	N/A	12/06/27	--	6,005,812.15	5,998,106.98	09/06/21
39	309311012	OF	Linthicum	MD	Actual/360	4.48025%	21,708.17	8,621.69	0.00	N/A	11/06/27	--	5,627,117.46	5,618,495.77	09/06/21
40	309520040	MF	Lynchburg	VA	Actual/360	4.46225%	18,989.78	7,864.01	0.00	N/A	12/01/27	--	4,942,322.39	4,934,458.38	09/01/21
42	309520042	SS	Livonia	MI	Actual/360	4.54025%	16,810.61	0.00	0.00	N/A	12/01/27	--	4,300,000.00	4,300,000.00	09/01/21
43	309520043	SS	Denver	CO	Actual/360	4.54025%	16,810.61	0.00	0.00	N/A	12/01/27	--	4,300,000.00	4,300,000.00	09/01/21
44	309520044	LO	South Haven	MI	Actual/360	5.43125%	17,550.60	7,153.33	0.00	N/A	12/06/27	--	3,752,778.08	3,745,624.75	09/06/21
45	303161186	OF	Southfield	MI	Actual/360	5.69025%	18,652.61	4,538.07	0.00	N/A	12/01/22	--	3,806,871.21	3,802,333.14	09/01/21
46	309520046	SS	Littleton	CO	Actual/360	4.54025%	15,246.83	0.00	0.00	N/A	12/01/27	--	3,900,000.00	3,900,000.00	09/01/21
47	28001188	MF	Amelia	OH	Actual/360	5.61025%	14,257.97	3,558.03	0.00	N/A	01/06/28	--	2,951,451.16	2,947,893.13	09/06/21
48	28001165	RT	Miami	FL	Actual/360	5.27025%	13,160.36	0.00	0.00	N/A	11/06/27	--	2,900,000.00	2,900,000.00	09/06/21
Totals							3,417,617.78	678,701.76	0.00				863,056,225.86	862,377,524.10
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1	20,598,108.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	23,308,314.00	5,583,691.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,885,928.17	6,253,167.17	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	20,993,989.53	537,988.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,909,826.00	2,687,427.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,712,871.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	37,335,466.62	18,943,151.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	176,389,397.20	86,702,333.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,025,371.84	3,012,686.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,668,599.00	659,877.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,769,810.04	686,274.99	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,636,177.00	760,506.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,362,468.25	965,134.68	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,475,228.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,617,925.60	985,947.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	14,266,715.00	9,153,910.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,017,628.81	883,236.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18	1,504,124.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,551,900.26	439,135.27	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	5,331,233.72	1,291,325.57	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,365,750.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,065,376.38	578,263.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,371,278.00	607,371.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	670,029.00	0.00	--	--	--	0.00	0.00	377,587.91	377,587.91	0.00	0.00
25	651,393.80	837,130.70	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	995,518.33	250,248.09	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	804,045.24	648,257.73	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	648,804.51	641,226.83	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,598,164.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	663,164.13	950,700.64	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	730,235.27	975,666.50	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	889,479.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	2,156,451.00	463,872.71	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	967,840.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,483,774.77	1,725,373.97	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	547,029.60	270,569.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	944,113.00	472,057.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	824,471.07	192,601.57	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	3,275,831.81	475,518.87	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	462,030.12	270,207.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	476,824.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	267,766.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	516,368.00	747,778.00	07/01/18	06/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
45	412,405.00	317,393.10	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
46	319,882.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
47	424,303.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	164,698.00	01/01/18	09/30/18	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	368,893,412.08	150,134,728.09				0.00	0.00	377,587.91	377,587.91	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.598401%	4.580533%	74
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.598595%	4.580726%	75
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.598789%	4.580919%	76
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.599000%	4.581129%	77
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.599220%	4.578437%	78
04/16/21	1	10,091,014.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.599386%	4.575575%	79
03/17/21	0	0.00	0	0.00	1	10,474,117.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.599570%	4.575758%	80
02/18/21	1	10,121,791.05	0	0.00	1	10,474,117.73	0	0.00	0	0.00	1	10,474,117.73	0	0.00	0	0.00	4.599810%	4.575998%	81
01/15/21	1	10,134,956.67	0	0.00	1	10,488,285.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.599996%	4.576179%	82
12/17/20	1	10,148,065.34	0	0.00	1	10,502,394.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.600181%	4.576360%	83
11/18/20	1	59,500,000.00	1	10,162,535.32	1	10,517,864.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.600366%	4.576539%	84
10/19/20	3	79,139,941.26	0	0.00	1	10,531,849.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.600531%	4.576700%	85
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		48,659,300	48,659,300	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		813,718,224	813,718,224	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	862,377,524	862,377,524	0	0	0	0
Aug-21	863,056,226	863,056,226	0	0	0	0
Jul-21	863,732,107	863,732,107	0	0	0	0
Jun-21	864,469,624	864,469,624	0	0	0	0
May-21	865,227,279	865,227,279	0	0	0	0
Apr-21	865,827,740	855,736,726	10,091,014	0	0	0
Mar-21	866,477,938	856,003,820	0	0	10,474,118	0
Feb-21	867,315,665	846,719,757	10,121,791	0	10,474,118	0
Jan-21	867,973,847	847,350,605	10,134,957	0	10,488,286	0
Dec-20	868,629,294	847,978,835	10,148,065	0	10,502,394	0
Nov-20	869,273,507	789,093,107	59,500,000	10,162,535	10,517,864	0
Oct-20	869,832,669	780,160,878	79,139,941	0	10,531,849	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
24	309520024	10,590,041.89	4.88183%	0.00	4.88183%	9	12/21/20	07/06/20	02/11/20
30	309520030	8,493,049.72	5.41203%	8,493,049.72 5.41203%		10	04/01/20	04/01/20	08/11/20
Totals		19,083,091.61		8,493,049.72
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
25	0.00	0.00	0.00	0.00	571.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	571.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			571.95

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 28

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the UBS 2017-C7 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investorsshould refer to the Certificate Administrator's website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 28 of 28